Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

As of December 31, 2021 and June 30, 2021, property, plant and equipment consisted of the following:

Fixed Assets	December 31, 2021	June 30, 2021
Office and equipment	$820,149	$820,149
Motor vehicles	442,323	166,079
Land	2,554,767	1,922,376
Building	197,609	—
Leasehold Improvement	472,654	365,620
Total	4,487,502	3,274,224
Less: accumulated depreciation	(623,122)	(524,884)
Property, Plant and Equipment, net	$3,864,380	$2,749,340

As of June 30, 2021 and 2020, property, plant and equipment consisted of the following:

	June 30, 2021	June 30, 2020
Office and equipment	$820,149	$739,447
Motor vehicles	166,079	164,244
Land	1,922,376	—
Leasehold Improvement	365,620	24,742
Total	3,274,224	928,163
Less: accumulated depreciation	(524,884)	(429,116)
Plant and Equipment, net	$2,749,340	$499,047